Consolidated Balance Sheets - USD ($) $ in Millions	Sep. 26, 2020	Sep. 28, 2019
Current assets:
Cash and cash equivalents	$ 750	$ 750
Accounts receivable	1,469	1,526
Inventories	1,268	1,324
Prepaid expenses and other current assets	168	157
Assets held for sale	162	0
Total current assets	3,817	3,757
Property, plant and equipment	4,561	4,714
Goodwill and intangible assets	7,670	7,831
Right-of-use assets	562	0
Other assets	91	167
Total assets	16,701	16,469
Current liabilities:
Accounts payable	1,115	1,159
Accrued employee costs	324	214
Other current liabilities	644	562
Current portion of long-term debt	75	104
Liabilities held for sale	25	0
Total current liabilities	2,183	2,039
Long-term debt	10,162	11,261
Deferred income taxes	601	803
Employee benefit obligations	368	327
Operating lease liabilities	464	0
Other long-term liabilities	831	421
Total liabilities	14,609	14,851
Stockholders' equity:
Common stock (133.6 and 132.3 shares issued, respectively)	1	1
Additional paid-in capital	1,034	949
Retained earnings	1,608	1,054
Accumulated other comprehensive loss	(551)	(386)
Total stockholders' equity	2,092	1,618
Total liabilities and stockholders' equity	$ 16,701	$ 16,469